CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended
	Apr. 30, 2014	Apr. 30, 2013
Operating activities
Net loss for the period	$ (61,000)	$ (130,541)
Item not requiring an outlay of cash:
Depreciation		543
Changes in non-cash working capital:
Prepaid expenses and deposits	145	12,127
Accounts payable	37,184	54,430
Sales tax receivable		(270)
Due to (from) shareholder	(2,333)	213,072
Net cash provided by (used in) operating activities	(26,004)	149,361
Investing Activities
Payment of long-term deposit		(165,104)
Net cash used in investing activities		(165,104)
Financing activities
Cash acquired from reverse merger		16,221
Net cash provided by financing activities		16,221
Net cash increase (decrease) for the period	(26,004)	478
Foreign exchange translation	23,626	660
Cash and cash equivalents, beginning of the period	2,586	1,986
Cash and cash equivalents, end of the period	$ 208	$ 3,124